Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Beginning Balance	R$ 175,483
Ending balance	187,740	R$ 175,483
Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	195,093	93,843	R$ 46,515
Acquisitions	29,403	6,047	5,563
Disposals		(664)
Business combination		95,867	41,765
Ending balance	224,496	195,093	93,843
Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(19,610)	(7,579)	(2,610)
Amortization	(17,146)	(12,031)	(4,969)
Ending balance	(36,756)	(19,610)	(7,579)
Goodwill [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	89,634
Ending balance	89,634	89,634
Goodwill [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	89,634	33,210	12,845
Business combination		56,424	20,365
Ending balance	89,634	89,634	33,210
Rights on contracts [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	12,496
Ending balance	11,314	12,496
Rights on contracts [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	15,263	15,263	15,263
Ending balance	15,263	15,263	15,263
Rights on contracts [member] | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(2,767)	(1,726)	(809)
Amortization	(1,182)	(1,041)	(917)
Ending balance	(3,949)	(2,767)	(1,726)
Customer relationships [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	18,121
Ending balance	15,485	18,121
Customer relationships [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	23,045	14,629	10,329
Acquisitions		2,016
Business combination		6,400	4,300
Ending balance	23,045	23,045	14,629
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(4,924)	(2,999)	(797)
Amortization	(2,636)	(1,925)	(2,202)
Ending balance	(7,560)	(4,924)	(2,999)
Educational system [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	30,529
Ending balance	23,940	30,529
Educational system [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	36,656	13,545	1,300
Acquisitions			245
Disposals		(245)
Business combination		23,356	12,000
Ending balance	36,656	36,656	13,545
Educational system [member] | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(6,127)	(916)	(239)
Amortization	(6,589)	(5,211)	(677)
Ending balance	(12,716)	(6,127)	(916)
Copy rights [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	3,627
Ending balance	8,753	3,627
Copy rights [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	4,948	3,183	205
Acquisitions	7,744	1,925	2,978
Disposals		(160)
Ending balance	12,692	4,948	3,183
Copy rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(1,321)	(309)	(55)
Amortization	(2,618)	(1,012)	(254)
Ending balance	(3,939)	(1,321)	(309)
Software License Member
Disclosure of associates and joint ventures [line items]
Beginning Balance	1,120
Ending balance	2,160	1,120
Software License Member | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	1,393	612	195
Acquisitions	1,415	603	417
Business combination		178
Ending balance	2,808	1,393	612
Software License Member | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(273)	(106)	(33)
Amortization	(375)	(167)	(73)
Ending balance	(648)	(273)	(106)
Trademarks [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	16,445
Ending balance	15,367	16,445
Trademarks [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	19,115	10,808	5,604
Acquisitions	62		104
Disposals		(105)
Business combination		8,412	5,100
Ending balance	19,177	19,115	10,808
Trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(2,670)	(1,274)	(647)
Amortization	(1,140)	(1,396)	(627)
Ending balance	(3,810)	(2,670)	(1,274)
Educational platform [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	2,469
Ending balance	18,051	2,469
Educational platform [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	3,942	2,593	774
Acquisitions	17,969	1,503	1,819
Disposals		(154)
Ending balance	21,911	3,942	2,593
Educational platform [member] | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(1,473)	(249)	(30)
Amortization	(2,387)	(1,224)	(219)
Ending balance	(3,860)	(1,473)	R$ (249)
Non compete agreement [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	1,042
Ending balance	823	1,042
Non compete agreement [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	1,097
Business combination		1,097
Ending balance	1,097	1,097
Non compete agreement [member] | Accumulated depreciation and amortisation [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	(55)
Amortization	(219)	(55)
Ending balance	(274)	R$ (55)
in progress [member]
Disclosure of associates and joint ventures [line items]
Ending balance	2,213
in progress [member] | Gross carrying amount [member]
Disclosure of associates and joint ventures [line items]
Acquisitions	2,213
Ending balance	R$ 2,213